Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments (Tables)	9 Months Ended
Sep. 30, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
The following table provides a summary of cash and cash equivalents, restricted cash and restricted investments at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Cash and cash equivalents	$806.8	$712.4
Restricted cash securing letter of credit facilities	8.9	5.8
Restricted cash securing reinsurance contracts	203.4	245.9
Total cash, cash equivalents and restricted cash	1,019.1	964.1
Restricted investments securing reinsurance contracts and letter of credit facilities	1,225.7	1,347.0
Total cash, cash equivalents, restricted cash and restricted investments	$2,244.8	$2,311.1

Schedule of Restrictions on Cash and Cash Equivalents
The following table provides a summary of cash and cash equivalents, restricted cash and restricted investments at September 30, 2024 and December 31, 2023:

	September 30, 2024	December 31, 2023
Cash and cash equivalents	$806.8	$712.4
Restricted cash securing letter of credit facilities	8.9	5.8
Restricted cash securing reinsurance contracts	203.4	245.9
Total cash, cash equivalents and restricted cash	1,019.1	964.1
Restricted investments securing reinsurance contracts and letter of credit facilities	1,225.7	1,347.0
Total cash, cash equivalents, restricted cash and restricted investments	$2,244.8	$2,311.1